Accounts receivable, net	6 Months Ended
Jun. 30, 2025
Accounts receivable, net
Accounts receivable, net

3Accounts receivable, net

	As of
	December 31, 2024	June 30, 2025
	RMB	RMB	US$
	(Audited)	(Unaudited)	(Unaudited)
Accounts receivable	55,720	59,883	8,359
Less: allowance for credit losses	(4,916)	(5,769)	(805)
Total accounts receivable, net	50,804	54,114	7,554

The following table presents the movement in the allowance for credit losses:

	As of
	December 31, 2024	June 30, 2025
	RMB	RMB	US$
	(Audited)	(Unaudited)	(Unaudited)
Balance at beginning of the period	5,331	4,916	686
Provisions	1,362	2,283	319
Write-offs	(1,777)	(1,430)	(200)
Balance at end of the period	4,916	5,769	805